DERIVATIVE FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
The Group [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) [Line Items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	£ 315		£ 158
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	101
Derivative assets	8,494	[1]	11,293	[2]
Derivative financial liabilities	9,831		10,911
The Group [member] | Later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) [Line Items]
Derivative assets	7,569		9,861
Derivative financial liabilities	9,213		9,665
The Bank [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	25
Derivative assets	13,638		15,431
Derivative financial liabilities	14,211		14,546
Hedged Asset, Fair Value Hedge	54		54
The Bank [member] | Later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) [Line Items]
Derivative assets	4,256		13,936
Derivative financial liabilities	£ 5,101		£ 13,203

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 953 million for the Group and 135 million for the Bank; 2018: 1,282 million for the Group and 488 million for the Bank) and not rated (2019: 372 million for the Group and 75 million for the Bank; 2018: 54 million for the Group and 52 million for the Bank).